Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000172470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.12%	12.76%	9.89%
C000000115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	5.85%	12.47%	9.64%
S And P 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500® Index (broad-based index)
Average Annual Return, Percent	20.21%	17.26%	14.25%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	6.38%	13.02%	10.17%